Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Roundhill Generative AI & Technology ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Generative AI & Technology ETF
Class Name	Roundhill Generative AI & Technology ETF
Trading Symbol	CHAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Generative AI & Technology ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/chat/. You can also request this information by contacting us at (866) 991-5001 or by writing to the Roundhill Generative AI & Technology ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 991-5001
Additional Information Website	https://www.roundhillinvestments.com/etf/chat/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Generative AI & Technology ETF	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 204,629,000
Holdings Count | Holdings	46
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$204,629
Number of Holdings	46
Portfolio Turnover	52%

Holdings [Text Block]	Sector - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	8.1
Alphabet, Inc. - Class A	5.6
Microsoft Corp.	5.1
Meta Platforms, Inc. - Class A	4.1
Marvell Technology, Inc.	3.6
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5
SK Hynix, Inc.	3.4
Arista Networks, Inc.	3.4
Advanced Micro Devices, Inc.	3.3
Broadcom, Inc.	3.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.